Others - Summary of Provision for Impairment of Accounts Receivable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure Of Trade And Receivables [Line Items]
Ending Balance	$ 8,622
Individually Assessed for Impairment
Disclosure Of Trade And Receivables [Line Items]
Beginning balance	9,067
Provision for impairment	9,065
Ending Balance	18,132
Financial Assets Determined To Be Impaired
Disclosure Of Trade And Receivables [Line Items]
Beginning balance	9,067
Provision for impairment	9,065
Ending Balance	$ 18,132